Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
12.	Share-Based Compensation

The Company’s 2020 Equity Incentive Plan (the “Equity Plan”) is administered by the Compensation Committee of the Board (the “Compensation Committee”). Awards granted under the Equity Plan as noted herein are subject to ASC 718. Under the Equity Plan, the Compensation Committee is authorized to grant stock options, stock appreciation rights, restricted stock, stock units, other equity-based awards and cash incentive awards. Awards may be subject to a combination of time and performance-based vesting conditions, as may be determined by the Compensation Committee. Except for certain limited situations, all awards granted under the Equity Plan are subject to a minimum vesting period of one year.

Subject to adjustment, the maximum number of shares of Company stock (either Class A Common Stock, Class B Common Stock, or Series B Founder Preferred Stock) that may be issued or paid under or with respect to all awards granted under the Equity Plan is 13,500,000, in the aggregate. Generally, awards will deliver Class A Shares, Class B Shares or Series B Founder Preferred Stock. Each Class B Share available under the Equity Plan may only be granted in tandem with units designated as “Series A LTIP Units” pursuant to the APW OpCo LLC Agreement or upon conversion of the Series B Founder Preferred Stock, and each share of Series B Founder Preferred Stock available under the Equity Plan may only be granted in tandem with units designated as “Series B LTIP Units” pursuant to the APW OpCo LLC Agreement. As of March 31, 2021, there were approximately 3,199,546 share-based awards collectively available for grant under the Equity Plan.

The Equity Plan will remain in effect for ten years following February 10, 2020, unless terminated earlier by the Board, and is subject to amendments as the Compensation Committee considers appropriate, subject to the consent of participants if such changes adversely affect the participant’s outstanding rights. Shareholder approval is required to increase the permitted dilution limits and change eligibility requirements.

Long-Term Incentive Plan

On February 10, 2020, the Company granted each executive officer of the Company an initial award (each, an “Initial Award”) of Series A LTIP Units and Series B LTIP Units (the “LTIP Units”) and, in tandem with LTIP Units an equal number of Class B Shares and/or shares of Series B Founder Preferred Stock (collectively, the “Tandem Shares”), subject to the terms and conditions of the Equity Plan.

The Initial Awards consisted of (i) 3,376,076 time-vesting Series A LTIP Units that either vest over a three-year or five-year service period following the grant date, (ii) 2,023,924 performance-based Series A LTIP Units that are subject to both time and performance vesting conditions, the latter condition based on the attainment of certain common share price hurdles over seven years, and (iii) 1,386,033 Series B LTIP Units that contain only a performance-based vesting condition based on the attainment of certain common share price hurdles over nine years. The Tandem Shares are subject to the same vesting and forfeiture condition as the related LTIP Units.

A summary of the changes in the LTIP Units for the three months ended March 31, 2021 is presented below:

	Series A LTIP Units	Series B LTIP Units
Outstanding at December 31, 2020	5,400,000	1,386,033
Granted	—	—
Exercised	—	—

Outstanding at March 31, 2021	5,400,000	1,386,033

Exercisable at March 31, 2021	855,504	372,358

The fair value of each LTIP Unit was measured as of its grant date using a Monte Carlo method which took into consideration different stock price paths. The weighted-average grant date fair values for each LTIP unit and the assumptions used in the determinations thereof were as follows:

	Series A LTIP Units	Series B LTIP Units
Weighted-average grant date fair value	$8.32	$6.17
Expected term	7.9 years	9.9 years
Expected volatility	18.4%	19.7%
Risk-free interest rate	1.5%	1.6%

For the three months ended March 31, 2021 and for the period from February 10 to March 31, 2020 (Successor), the Company recognized share-based compensation expense of $3,313 and $1,464, respectively, for LTIP Units. As of March 31, 2021, there was $38,773 of total unrecognized compensation cost related to the LTIP Units granted, which is expected to be recognized over a weighted-average period of 3.4 years.

Restricted Stock

The Equity Plan permits the Compensation Committee to grant restricted stock awards to eligible recipients as detailed in the Equity Plan. Restricted stock awards are subject to the conditions in the Equity Plan as well as an individual award agreement further detailing the conditions of each award.

Restricted stock awards granted under the Equity Plan are non-transferable until vesting of each award is complete. Each restricted stock award granted under the Equity Plan grants the recipient one Class A Share at no cost to the recipient, subject to the terms and conditions of the Equity Plan and associated award agreement. Generally, vesting of restricted stock awards granted under the Equity Plan is contingent upon the recipient’s completion of service, which ranges from one to five years beginning on the grant date.

A summary of the changes in the Company’s nonvested restricted stock awards for the three months ended March 31, 2021 is presented below:

	Shares	Weighted- Average Grant- Date Fair Value
Nonvested at December 31, 2020	261,429	$8.92
Granted	48,492	$13.92
Vested	(214,629)	$(9.16)
Forfeited	—	—

Nonvested at March 31, 2021	95,292	$10.93

For the three months ended March 31, 2021 and for the period from February 10 to March 31, 2020 (Successor), the Company recognized share-based compensation expense of $496 and $49, respectively, for restricted stock awards. As of March 31, 2021, there was $935 of total unrecognized compensation cost related to restricted stock awards granted as of March 31, 2021. The total cost is expected to be recognized over a weighted-average period of 2.0 years.

Stock Options

In November 2017, Landscape issued its non-founder directors 125,000 stock options, which have an exercise price of $11.50 per share and expire on the fifth anniversary following the Transaction. The fair value of each stock option was estimated at $2.90 on the grant date using the Black-Scholes option pricing model, which used the following assumptions: expected term – 5 years; expected volatility – 34.8%; and risk-free interest rate – 2.1%. As vesting was contingent upon the consummation of an acquisition transaction, the fair value of the awards, totaling $363, was recognized in share-based compensation expense in the Successor’s condensed consolidated statement of operations and as an increase of additional paid-in capital upon consummation of the Transaction.

During the three months ended March 31, 2021, 546,500 stock options were granted to employees of the Company at a weighted-average exercise price of $13.36 per share. Expiring on the tenth anniversary following the grant date, each employee option award vests upon the completion of five years of service. The weighted-average fair value of the stock options granted was $3.39 on the grant date using the Black-Scholes option pricing model, which used the following weighted-average assumptions: expected term – 6.5 years; expected volatility – 23.0%; and risk-free interest rate – 0.9%.

For the three months ended March 31, 2021, the Company recognized share-based compensation expense of $294 for stock options granted to employees. As of March 31, 2021, there was $5,311 of total unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 4.2 years.

The following table summarizes the changes in the number of common shares underlying options for the three months ended March 31, 2021:

	Shares	Weighted- Average Exercise Price
Outstanding at December 31, 2020	2,813,000	$7.84
Granted	546,500	$13.36
Exercised	(2,600)	$7.67
Forfeited	(30,000)	$7.67

Outstanding at March 31, 2021	3,326,900	$8.75

Exercisable at March 31, 2021	601,600	$8.45

13.	Share-Based Compensation

The Company’s 2020 Equity Incentive Plan (the “Equity Plan”) is administered by the Compensation Committee of the Board (“the Compensation Committee”). Awards granted under the Equity Plan as noted herein are subject to ASC 718. Under the Equity Plan, the Compensation Committee is authorized to grant stock options, stock appreciation rights, restricted stock, stock units, other equity-based awards and cash incentive awards. Awards may be subject to a combination of time and performance-based vesting conditions, as may be determined by the Compensation Committee. Except for certain limited situations, all awards granted under the Equity Plan are subject to a minimum vesting period of one year.

Subject to adjustment, the maximum number of shares of company stock (either Class A Shares, Class B Shares, or Series B Founder Preferred Shares) that may be issued or paid under or with respect to all awards granted under the Equity Plan is 13,500,000, in the aggregate. Generally, awards will deliver Class A Shares, Class B Shares or Series B Founder Preferred Shares. Each Class B Share available under the Equity Plan may only be granted in tandem with units designated as “Series A LTIP Units” pursuant to the APW OpCo LLC Agreement or upon conversion of the Series B Founder Preferred Shares, and each Series B Founder Preferred Share available under the Equity Plan may only be granted in tandem with units designated as “Series B LTIP Units” pursuant to the APW OpCo LLC Agreement. As of December 31, 2020, there were approximately 3,764,538 share-based awards collectively available for grant under the Equity Plan.

The Equity Plan will remain in effect for ten years following February 10, 2020, unless terminated earlier by the Board, and is subject to amendments as the Compensation Committee considers appropriate, subject to the consent of participants if such changes adversely affect the participant’s outstanding rights. Shareholder approval is required to increase the permitted dilution limits and change eligibility requirements.

Long-Term Incentive Plan

The Company granted each executive officer of the Company an initial award (each, an “Initial Award”) of Series A LTIP Units and Series B LTIP Units (the “LTIP Units”) and, in tandem with LTIP Units an equal number of Class B Common Shares and/or Series B Founder Preferred Shares (collectively, the “Tandem Shares’), subject to the terms and conditions of the Equity Plan.

The Initial Awards consisted of (i) 3,376,076 time-vesting Series A LTIP Units that either vest over a three-year or five-year service period following the grant date, (ii) 2,023,924 performance-based Series A LTIP Units that are subject to both time and performance vesting conditions, the latter condition based on the attainment of certain common share price hurdles over seven years, and (iii) 1,386,033 Series B LTIP Units that contain only a performance-based vesting condition based on the attainment of certain common share price hurdles over nine years. The Tandem Shares are subject to the same vesting and forfeiture condition as the related LTIP Units.

A summary of the Company’s LTIP Units as of December 31, 2020, and changes during the period ended February 10, 2020 to December 31, 2020 (Successor) is presented below:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested at February 10, 2020	—	$—
Series A LTIP Units:
Granted	5,400,000	8.32
Series B LTIP Units:
Granted	1,386,033	6.17

Nonvested at December 31, 2020	6,786,033	$7.88

The fair value of each LTIP Unit was measured as of its grant date using a Monte Carlo method which took into consideration different stock price paths and used the following assumptions:

	Series A LTIP Units	Series B LTIP Units
Expected term	7.9 years	9.9 years
Expected volatility	18.4%	19.7%
Risk-free interest rate	1.5%	1.6%

For the period from February 10, 2020 to December 31, 2020 (Successor), the Company recognized share-based compensation expense of $11,403 for LTIP Units. As of December 31, 2020, there was $42,086 of total unrecognized compensation cost related to LTIP Units granted, which is expected to be recognized over a weighted-average period of 3.6 years.

Restricted Stock

The Equity Plan permits the Compensation Committee to grant restricted stock awards to eligible recipients as detailed in the Equity Plan. Restricted stock awards are subject to the conditions in the Equity Plan as well as an individual award agreement further detailing the conditions of each award.

Restricted stock awards granted under the Equity Plan are non-transferable until vesting of each award is complete. Each restricted stock award granted under the Equity Plan grants the recipient one Class A Share at no cost to the recipient, subject to the terms and conditions of the Equity Plan and associated award agreement. Generally, vesting of restricted stock awards granted under the Equity Plan is contingent upon the recipient’s completion of service, which ranges from one to five years beginning on the grant date.

A summary of the status of the Company’s restricted stock awards as of December 31, 2020, and changes during the period from February 10, 2020 to December 31, 2020 (Successor) is presented below:

	Shares	Weighted- Average Grant- Date Fair Value
Nonvested at February 10, 2020	—	$—
Granted	283,492	9.01
Forfeited	(22,063)	10.00

Nonvested at December 31, 2020	261,429	$8.92

For the period from February 10, 2020 to December 31, 2020 (Successor), the Company recognized share-based compensation expense of $1,576 for restricted stock awards. As of December 31, 2020, there was $757 of total unrecognized compensation cost related to restricted stock awards granted as of December 31, 2020. The total cost is expected to be recognized over a weighted-average period of 1.1 years.

Stock Options

In November 2017, Landscape issued its non-founder directors 125,000 stock options, which have an exercise price of $11.50 per share and expire on the fifth anniversary following the Transaction. The fair value of each stock option was estimated at $2.90 on the grant date using the Black-Scholes option pricing model, which used the following assumptions: expected term – 5 years; expected volatility – 34.8%; and risk-free interest rate – 2.1%. As vesting was contingent upon the consummation of an acquisition transaction, the fair value of the awards, totaling $363, was recognized in share-based compensation expense in the Successor’s consolidated statement of operations and as an increase of additional paid-in capital upon consummation of the Transaction.

During the period from February 10, 2020 to December 31, 2020, 3,014,000 stock options were granted to employees of the Company at a weighted-average exercise price of $7.67 per share. Expiring on the tenth anniversary following the grant date, each employee option award vests upon the completion of five years of service. The weighted-average fair value of the stock options granted was $1.63 on the grant date using the Black-Scholes option pricing model, which used the following weighted-average assumptions: expected term – 6.5 years; expected volatility – 19.0%; and risk-free interest rate – 0.5%.

For the period from February 10, 2020 to December 31, 2020 (Successor), the Company recognized share-based compensation expense of $591 for stock options granted to employees. As of December 31, 2020, there was $3,800 of total unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 4.3 years.

The following table summarizes the changes in the number of common shares underlying options for the period of February 10, 2020 to December 31, 2020 (Successor):

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at February 10, 2020	125,000	$11.50
Granted	3,014,000	7.67
Forfeited	(326,000)	7.67

Outstanding at December 31, 2020	2,813,000	$7.84	$14,080

Exercisable at December 31, 2020	125,000	$11.50	$169